Result And Remuneration To Shareholders - Schedule of Other Costs and Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 556	R$ 537	R$ 503
Leasing and Rentals [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	10		3
Advertising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	39	29	14
Own Consumption [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	30	28	23
Subsidies and Donations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	21	49	29
Insurance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	11	10	22
CCEE Annual Charge [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9	9	7
Forluz Administrative Running Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	42	40	40
Collecting Agents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	59	60	72
Net Loss (Gain) on Deactivation and Disposal of Assets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	290	213	210
Taxes (IPTU, IPVA and other) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	11	25	10
Other and Reversals [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 34	R$ 74	R$ 73